Voyage and Vessel Operating Expenses - Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel operating expenses
Crew wages and related costs	$ 14,498	$ 12,938	$ 12,348
Insurances	2,655	2,399	2,195
Maintenance, Repairs, Spares and Stores	6,779	6,130	4,729
Lubricants	3,046	2,189	1,925
Tonnage taxes	169	123	116
Upgrading Expenses	19	789	301
Miscellaneous	666	679	735
Total vessel operating expenses	$ 27,832	$ 25,247	$ 22,349